Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Reporting [Abstract]
Segment Information

14. Segment Information

The Company regularly reviews its segments and the approach used by management to evaluate performance and allocate resources. The Company manages its operations through an evaluation of three distinct business segments: Cell Therapy, Degenerative Disease, and BioBanking. The chief operating decision maker uses the revenues and earnings (losses) of the operating segments, among other factors, for performance evaluation and resource allocation among these segments.

The reportable segments were determined based on the distinct nature of the activities performed by each segment. Cell Therapy broadly refers to therapies the Company is researching and developing. Therapies being researched are unproven and in various phases of development. Degenerative Disease produces, sells and licenses products used in surgical and wound care markets. BioBanking collects stem cells from umbilical cords and placentas and provides storage of such cells on behalf of individuals for future use.

The Company manages its assets on a total company basis, not by operating segment. Therefore, the chief operating decision maker does not regularly review any asset information or related income statement effects by operating segment and, accordingly, asset information is not reported by operating segment. Total assets were $128,840 and $143,889 as of September 30, 2024 and December 31, 2023, respectively.

Financial information by segment for the three months ended September 30, 2024 and 2023 is as follows:

	Three Months Ended September 30, 2024
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$-	$1,292	$8,004	$-		$9,296
Cost of revenues (excluding amortization of acquired intangible assets)	-	238	3,645	-		3,883
Direct expenses	3,496	353	4,187	8,529		16,565
Segment contribution	$(3,496)	$701	$172	$(8,529)		$(11,152)
Indirect expenses				375	(a)	375
Loss from operations						$(11,527)

(a) Components of other
Amortization				375
Total other				$375

	Three Months Ended September 30, 2023
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$-	$1,427	$2,359	$-		$3,786
Cost of revenues (excluding amortization of acquired intangible assets)	-	398	3,204	-		3,602
Direct expenses	4,887	350	1,901	9,074		16,212
Segment contribution	$(4,887)	$679	$(2,746)	$(9,074)		$(16,028)
Indirect expenses				83,228	(b)	83,228
Loss from operations						$(99,256)

(b) Components of other
Change in fair value of contingent stock consideration				(39)
Goodwill impairment				82,714
Amortization				553
Total other				$83,228

Financial information by segment for the nine months ended September 30, 2024 and 2023 is as follows:

	Nine Months Ended September 30, 2024
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$-	$3,857	$32,231	$-		$36,088
Cost of revenues (excluding amortization of acquired intangible assets)	-	952	6,694	-		7,646
Direct expenses	12,383	1,216	14,385	28,159		56,143
Segment contribution	$(12,383)	$1,689	$11,152	$(28,159)		$(27,701)
Indirect expenses				1,377	(a)	1,377
Loss from operations						$(29,078)

(a) Components of other
Amortization				1,377
Total other				$1,377

	Nine Months Ended September 30, 2023
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$-	$4,062	$6,597	$-		$10,659
Cost of revenues (excluding amortization of acquired intangible assets)	-	1,355	5,052	-		6,407
Direct expenses	53,505	780	6,799	31,481		92,565
Segment contribution	$(53,505)	$1,927	$(5,254)	$(31,481)		$(88,313)
Indirect expenses				117,289	(b)	117,289
Loss from operations						$(205,602)

(b) Components of other
Change in fair value of contingent consideration liability				(104,339)
Change in fair value of contingent stock consideration				(159)
Goodwill impairment				112,347
IPR&D impairment				107,800
Amortization				1,640
Total other				$117,289

18. Segment Information

The Company regularly reviews its segments and the approach used by management to evaluate performance and allocate resources. Prior to the third quarter of 2020, Legacy Celularity managed operations as one segment. In the third quarter of 2020, the Company began to manage its operations through an evaluation of three distinct business segments: Cell Therapy, Degenerative Disease, and BioBanking. This change was prompted by certain organizational and personnel changes. The chief operating decision maker uses the revenues and earnings of the operating segments, among other factors, for performance evaluation and resource allocation among these segments.

The reportable segments were determined based on the distinct nature of the activities performed by each segment. Cell Therapy broadly refers to therapies the Company is researching and developing. Therapies being researched are unproven and in various phases of development. Degenerative Disease produces, sells and licenses products used in surgical and wound care markets. Biobanking collects stem cells from umbilical cords and placentas and provides storage of such cells on behalf of individuals for future use.

The Company manages its assets on a total company basis, not by operating segment. Therefore, the chief operating decision maker does not regularly review any asset information by operating segment and, accordingly, asset information is not reported by operating segment. Total assets were approximately $143,889 and $401,066 as of December 31, 2023 and 2022, respectively.

Financial information by segment is as follows:

	Year Ended December 31, 2023
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,441	$17,330	$—		$22,771
Gross profit	—	3,791	2,964	—		6,755
Direct expenses	28,694	1,752	9,720	40,876		81,041
Segment contribution	(28,694)	2,039	(6,756)	(40,876)		(74,286)
Indirect expenses				118,001	(a)	118,001
Loss from operations						$(192,287)
(a) Components of other
Change in fair value of contingent consideration liability				(104,339)
Goodwill impairment				112,347
IPR&D impairment				107,800
Amortization				2,193
Total other				$118,001

	Year Ended December 31, 2022
	Cell Therapy	BioBanking	Degenerative Disease	Other		Total
Net revenues	$—	$5,512	$12,463	$—		$17,975
Gross profit	—	1,976	(3,666)	—		(1,690)
Direct expenses	75,379	1,699	10,859	56,261		144,198
Segment contribution	(75,379)	277	(14,525)	(56,261)		(145,888)
Indirect expenses				(120,288)	(b)	(120,288)
Loss from operations						$(25,600)
(b) Components of other
Change in fair value of contingent consideration liability				(126,277)
Change in fair value of contingent stock consideration				186
Goodwill impairment				3,610
Amortization				2,193
Total other				$(120,288)